Property and equipment (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Jul. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2017
Property and equipment
Total property and equipment, gross			$ 2,263,000		$ 2,263,000		$ 6,813,000	$ 9,000,000
Less: accumulated depreciation and amortization			(1,860,000)		(1,860,000)		(3,700,000)	(3,428,000)
Total property and equipment, net			403,000		403,000		3,113,000	5,572,000
Depreciation and amortization expense			200,000	$ 500,000	506,000	$ 951,000	1,650,000	2,238,000	$ 1,286,000
Fixed assets held-for-sale	$ 300,000						300,000			$ 500,000
Carrying value of assets sold		$ 200,000
Proceeds from sale of property held-for-sale	$ 200,000	300,000
Loss on sale of property, plant and equipment		$ 100,000			34,000	$ 0	100,000
Tangible asset impairment charges					2,200,000		400,000	2,000,000	$ 0
Assets held-for-sale, not part of disposal group			100,000		100,000
Laboratory equipment
Property and equipment
Total property and equipment, gross			1,732,000		1,732,000		3,480,000	5,184,000
Furniture
Property and equipment
Total property and equipment, gross			230,000		230,000		371,000	793,000
Computer equipment
Property and equipment
Total property and equipment, gross			13,000		13,000		208,000	208,000
Leasehold improvements
Property and equipment
Total property and equipment, gross			$ 288,000		$ 288,000		$ 2,754,000	$ 2,815,000